Goldman Sachs Emerging Markets Debt Fund Annual Fund Operating Expenses - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Emerging Markets Debt Fund	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.36%	[1]
Fee Waiver or Reimbursement	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	1.12%	[3]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component3 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.11%	[1]
Fee Waiver or Reimbursement	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	1.87%	[3]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.03%	[1]
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.83%	[3]
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	0.87%	[3]
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.82%	[3]

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% as an annual percentage rate for the Fund’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage of the average daily net assets attributable to Class A, Class C and Investor Shares. These arrangements will remain in effect through at least July 29, 2027, and prior to such date the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waivers currently in effect.